LEASE - Additional information (Details)	Dec. 31, 2019
LEASE
Weighted average term - finance leases	1 year 4 months 28 days
Weighted average term - operating lease	3 years 11 days
Weighted average discount rate - finance lease	5.82%
Weighted average discount rate - operating lease	4.36%